DESCRIPTION OF THE BUSINESS BASIS OF PRESENTATION (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended				12 Months Ended		1 Months Ended		3 Months Ended	4 Months Ended	9 Months Ended			1 Months Ended	3 Months Ended			12 Months Ended
	May 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 28, 2013	Dec. 31, 2012 Hydrozonix LLC [Member]	Dec. 31, 2012 Subsidiaries [Member]	Jul. 31, 2013 ETI [Member]	May 31, 2013 ETI [Member]	Dec. 31, 2013 ETI [Member]	Sep. 30, 2013 ETI [Member]	Sep. 30, 2013 ETI [Member]	May 23, 2013 ETI [Member]	Sep. 30, 2013 FNF [Member]	Jul. 31, 2013 Ozonix [Member]	Dec. 31, 2012 Ozonix EF80 [Member]	Jun. 30, 2012 Ozonix EF80 [Member]	Mar. 31, 2012 Ozonix EF80 [Member]	Dec. 31, 2012 Ozonix EF80 [Member]	Dec. 31, 2011 Ozonix EF80 [Member]
Product Information [Line Items]
Number of years the technology has been used						3 years
Number of oil and natural gas wells that the technology has been used on						700
Flow rate for device, barrels per minute																							80
Flow rate for device, gallons per minute																							3,360
Flow rate for device, gallons, per day																							4,838,400
Number of units accepted																						2	2
Number of units ordered																				2	2	2	8	4
Quarterly purchase, minimum																							2
Life of patent																							20 years
Number of units delivered																							10
Royalty fee percentage of EBIT										20.00%
Number purchased																							12
Percent of revenue generated from Hydrozonix										76.00%
Convertible debt, net of debt discount		$ 240,305		$ 240,305		$ 1,203,126			$ 3,600,000
Restricted escrows									3,000,000
Distributed Earnings											6,700,000
Expected payment for Units 13 and 14						54,287	175,744	42,000		5,600,000
Ownership interest in FNES															31.00%	31.00%		39.00%
Percentage of equity interest sold												8.00%	12.00%		20.00%
Proceeds from sale of equity												4,000,000	6,000,000		10,000,000
Additional interest option, percentage												12.00%	8.00%	12.00%
Additional interest transferred to FNES member												0.50%	1.50%			31.00%
Cost of additional interest option												6,000,000		6,000,000			4,000,000
Gain on deconsolidation	29,500,000			29,474,609
Stock dividend rate				5.00%
Dividend description				Each qualifying stockholder received 5 shares for each 100 shares owned
Proceeds from sale of unit																			500,000
Monthly installments																			52,778
Cash paid to FNES member												$ 250,000
Estimated value of the Company's global Ozonix intellectual property portfolio														1.00%	2.00%
Number of subsidiaries																6